Organization and principal activities (Tables)	12 Months Ended
Dec. 31, 2018
Organization and principal activities
Schedule of subsidiaries, consolidated VIEs and VIEs' subsidiaries

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As of December 31, 2018, the Company’s significant subsidiaries and consolidated VIEs consist of the following:

	Date of	Place of
	incorporation/	incorporation/	Percentage of
Name of subsidiaries	establishment	establishment	shareholdings	Principal activities
Vipshop International Holdings Limited (“Vipshop HK”)	October 22, 2010	Hong Kong	100%	Investment holding and online retail
Vipshop (China) Co., Ltd. (the “WFOE”)	January 20, 2011	China	100%	Warehousing, logistics, procurement, research and development, consulting
Vipshop (Kunshan) E-Commerce Co., Ltd. (“Vipshop Kunshan”)	August 2, 2011	China	100%	Warehousing and logistics
Vipshop (Jianyang) E-Commerce Co., Ltd. (“Vipshop Jianyang”)	February 22, 2012	China	100%	Warehousing and logistics
Vipshop (Tianjin) E-Commerce Co., Ltd. (“Vipshop Tianjin”)	July 31, 2012	China	100%	Warehousing and logistics
Guangzhou Pinwei Software Co., Ltd. (“Pinwei Software”)	December 6, 2012	China	100%	Software development and information technology support
Vipshop (Zhuhai) E-Commerce Co., Ltd. ("Vipshop Zhuhai")	July 16, 2013	China	100%	Supplier chain service
Vipshop (Hubei) E-Commerce Co., Ltd. ("Vipshop Hubei")	July 4, 2013	China	100%	Warehousing and logistics
Shanghai Pinzhong Commercial Factoring Co., Ltd. ("Pinzhong Factoring")	August 1, 2013	China	100%	Business financing
Chongqing Vipshop E-Commerce Co., Ltd. ("Vipshop Chongqing")	October 22, 2013	China	100%	Warehousing and logistics
Vipshop (Zhaoqing) E-Commerce Co., Ltd. ("Vipshop Zhaoqing")	November 22, 2013	China	100%	Warehousing and logistics

	Date of	Place of	Economic
Name of consolidated VIEs	incorporation	incorporation	interest held	Principal activities
Guangzhou Vipshop E-Commerce Co., Ltd. ("Vipshop E-Commerce")	June 22, 2017	China	VIE	Online retail